Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Entity Registrant Name	TAT TECHNOLOGIES LTD
Entity Central Index Key	0000808439
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Shell Company Report	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Auditor Attestation Flag	false
Entity Common Stock, Shares Outstanding	8,874,696
Document Annual Report	true
Document Transition Report	false
Entity Incorporation State Country Code	IL
Entity Shell Company	false
Entity Interactive Data Current	Yes
Entity File Number	0-16050